Significant Accounting Policies - Schedule of basic and diluted net income per share (Details) - USD ($)		3 Months Ended		5 Months Ended		12 Months Ended
	Apr. 09, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Denominator:
Weighted average common shares outstanding - basic (in shares)		209,355,000	163,260,000			175,796,000	114,160,000
Weighted average common shares outstanding - diluted (in shares)		209,355,000	163,260,000			175,796,000	114,160,000
Net loss per share - basic (in dollars per share)		$ (0.08)	$ (0.04)			$ (230)	$ (80.00)
Net loss per share - diluted (in dollars per share)		$ (0.08)	$ (0.04)			$ (230)	$ (80.00)
Agrico Acquisition Corp.
Denominator:
Shares subject to forfeiture			468,750
FounderShares	1,406,250
TotalNumberOfFounderSharesOutstanding	5,000,000
FounderShareOutstandings	3,593,750
Class A | Agrico Acquisition Corp.
Numerator:
Allocation of net income (loss)		$ (304,235)	$ 0		$ 0	$ (256,068)
Denominator:
Weighted average common shares outstanding - basic (in shares)		14,518,750	0		0	6,881,490
Weighted average common shares outstanding - diluted (in shares)		14,518,750	0		0	6,881,490
Net loss per share - basic (in dollars per share)		$ (0.02)	$ 0	$ 0	$ 0	$ (0.04)
Net loss per share - diluted (in dollars per share)		$ (0.02)	$ 0	0	$ 0	$ (0.04)
Class B | Agrico Acquisition Corp.
Numerator:
Allocation of net income (loss)		$ (75,306)	$ 0		$ 9,672	$ (116,096)
Denominator:
Weighted average common shares outstanding - basic (in shares)		3,593,750	2,291,667		0	3,141,695
Weighted average common shares outstanding - diluted (in shares)		3,593,750	2,291,667		0	3,141,695
Net loss per share - basic (in dollars per share)		$ (0.02)	$ 0	0	$ 0	$ (0.04)
Net loss per share - diluted (in dollars per share)		$ (0.02)	$ 0	$ 0	$ 0	$ (0.04)